Financial instruments and risk management - Additional information (Details) lb in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) lb	Dec. 31, 2024 USD ($) lb
Level 3
Disclosure of detailed information about financial instruments [line items]
Percentage change in forecast electricity prices	10.00%
Increase in carrying value of renewable power purchase agreements due to forecast electricity prices	$ 520,000,000	$ 499,000,000
Decrease in carrying value of renewable power purchase agreements due to forecast electricity prices	521,000,000	500,000,000
Level 3 | Renewable Power Purchase Agreements | Forward Electricity Price And Energy Volume | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Financial (assets) liabilities, at fair value	(29,000,000)	111,000,000
Level 3 | Derivatives Embedded In Electricity Contracts | LME Forward Aluminum Price And Midwest Premium And Billet Premium, Measurement Input | Option pricing model
Disclosure of detailed information about financial instruments [line items]
Financial (assets) liabilities, at fair value	320,000,000	132,000,000
Interest rate risk | Pound sterling
Disclosure of detailed information about financial instruments [line items]
Increase in financial derivative charges on interest rate before tax	24,000,000	27,000,000
Interest rate risk | US dollar
Disclosure of detailed information about financial instruments [line items]
Increase in financial derivative charges on interest rate before tax	$ 29,000,000	$ 35,000,000
Commodity price risk | Copper
Disclosure of detailed information about financial instruments [line items]
Quantity of unsettled copper sales | lb	200	186
Provisionally priced unsettled copper sales per pound	$ 5.66	$ 3.97
Increase (decrease) in net earnings due to price change	$ 63,000,000	$ 46,000,000
Commodity price risk | Copper | Level 3
Disclosure of detailed information about financial instruments [line items]
Percentage of increase in copper price	10.00%
Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Percentage of change in annual foreign exchange rate	10.00%
Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Adjusted borrowings, interest rate	76.00%	76.00%
SOFR | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change in risk variable, percent	1.00%
Borrowing cost recognised	$ 72,000,000	$ 23,000,000